Schedule H, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
City Holding Company
401(k) Plan and Trust
Plan: 002 EIN: 55-0619957
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025

(a)	(b)	(c)		(d)	(e)
	Identity of Issue, Borrower,	Description of			Current
	Lessor, or Similar Party	Investment		Cost **	Value

	Investments in mutual funds:
	Federated Hermes Short-Intermediate Total Return Bond	56,293	units	**	$575,317
	Federated Hermes Max-Cap Index Fund	686,961	units	**	5,859,777
	Federated HermesTotal Return Bond Fund	137,403	units	**	1,317,691
	Federated HermesMid-Cap Index Fund	390,188	units	**	5,829,409
	Federated Hermes MDT Large Cap Value Fund	92,189	units	**	3,196,191
	American Funds American Balanced Fund	480,410	units	**	17,991,369
	American Funds EuroPacific Growth Fund	54,983	units	**	3,325,913
	American Funds Washington Mutual Investor Fund	127,751	units	**	8,255,264
	T. Rowe Price Dividend Growth Fund	74,596	units	**	6,083,329
	MFS Growth R6 Fund	8,670	units	**	1,724,841
	Vanguard Strategic Small-Cap Equity Fund	138,605	units	**	5,872,711
	T. Rowe Price Retirement 2020 Fund	44,514	units	**	852,437
	T. Rowe Price Retirement 2025 Fund	72,712	units	**	1,245,554
	T. Rowe Price Retirement 2030 Fund	130,295	units	**	3,503,627
	T. Rowe Price Retirement 2035 Fund	129,416	units	**	2,941,623
	T. Rowe Price Retirement 2040 Fund	71,238	units	**	2,382,927
	T. Rowe Price Retirement 2045 Fund	99,077	units	**	2,442,254
	T. Rowe Price Retirement 2050 Fund	95,589	units	**	2,005,465
	T. Rowe Price Retirement 2055 Fund	77,037	units	**	1,710,229
	T. Rowe Price Retirement 2060 Fund	124,810	units	**	2,321,468
					79,437,396
	Common stock:
*	City Holding Company common stock	160,770	shares	**	19,163,824

	Investment in fully benefit-responsive investment contracts
*	EI Fixed Account - Series Class V	Average yield:	2.45%	**	7,100,468

*	Participant loans***	Minimum interest rate:	4.25%
		Maximum interest rate:	9.50%
		Maturing through:	December-30	-	2,280,940

	Total				$107,982,628

*	Indicates a party-in-interest to the Plan.
**	Cost information omitted for participant-directed investments
***	The accompanying financial statements classify participant loans as notes receivable from participants.